1. GENERAL INFORMATION (Details 3)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Companhia AIX de Participations [Member]
GeneralInformationAbstractLineItems [Line Items]
Company	Companhia AIX de Participações (“AIX”)
Core business	Data traffic
Home country	Brazil
Companhia AIX de Participations [Member] | Indirect subsidary [member]
GeneralInformationAbstractLineItems [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Paggo Solutions e Meios de Pagamento SA [Member]
GeneralInformationAbstractLineItems [Line Items]
Company	Paggo Soluções e Meios de Pagamento S.A. (“Paggo Soluções”)
Core business	Financial company
Home country	Brazil
Paggo Solutions e Meios de Pagamento SA [Member] | Indirect subsidary [member]
GeneralInformationAbstractLineItems [Line Items]
Proportion of ownership interest in associate	50.00%	50.00%
Hispamar Satellites SA [Member]
GeneralInformationAbstractLineItems [Line Items]
Company	Hispamar Satélites S.A. (“Hispamar”)
Core business	Satellite operation
Home country	Brazil
Hispamar Satellites SA [Member] | Indirect subsidary [member]
GeneralInformationAbstractLineItems [Line Items]
Proportion of ownership interest in associate	19.04%	19.04%